UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file Number 811-3835
                                   --------

Value Line Centurion Fund, Inc.
---------------------------------------------------
(Exact name of registrant as specified in charter)


220 East 42nd Street, New York, N.Y.         10017
--------------------------------------------------
(Address of principal executive offices) (Zip Code)


Registrant's telephone number, including area code: 212-907-1500
                                                    ------------

Date of fiscal year end: December 31, 2004
                         -----------------

Date of reporting period: June 30, 2004
                          -------------

Item I.  Reports to Stockholders.
------   ------------------------

         A copy of the Semi-Annual Report to Stockholders for the period ended is included with this Form.

/ / VALUE LINE CENTURION FUND                                  SEMIANNUAL REPORT
                                                               TO CONTRACTOWNERS


[BRETT R. MISTIFER PHOTO]
Brett R. Mitstifer, CFA
Portfolio Manager

OBJECTIVE:
Long-term growth
of capital

INCEPTION:
November 15, 1983

NET ASSETS
AT JUNE 30, 2004:
$348,213,609

PORTFOLIO COMPOSITION
AT JUNE 30, 2004:
[PORTFOLIO COMPOSITION PIE CHART]

TOP TEN HOLDINGS (AS OF 6/30/04)


                                                                                                PERCENTAGE OF
COMPANY                                                                                         TOTAL NET ASSETS
Aetna Inc. New                                                                                             2.11%
CVS Corp.                                                                                                  2.09
Stryker Corp.                                                                                              2.04
Zimmer Hldgs. Inc.                                                                                         2.01
eBay Inc.                                                                                                  1.96
Patterson Companies Inc.                                                                                   1.96
L-3 Communications Hldgs.                                                                                  1.90
Legg Mason Inc.                                                                                            1.81
Dell Inc.                                                                                                  1.73
Fortune Brands Inc.                                                                                        1.72

SECTOR WEIGHTINGS VS. INDEX (AS OF 6/30/04)

[VALUE LINE CENTURION FUND BAR CHART]

AVERAGE ANNUAL TOTAL RETURNS (FOR PERIODS ENDED 6/30/04)

                                               YEAR          1          3           5           10         SINCE INCEPTION
                                               TO DATE       YR         YRS         YRS         YRS        11/15/1983
Value Line Centurion Fund                      3.69%         13.99%     -3.75%      -4.14%      9.75%      10.18%
S&P 500 Index                                  3.44%         19.11%     -0.69%      -2.20%      11.83%     12.71%


ABOUT INFORMATION CONTAINED IN THIS REPORT:

- ALL PERFORMANCE DATA QUOTED IS HISTORICAL AND THE RESULTS REPRESENT PAST PERFORMANCE AND NEITHER GUARANTEE NOR PREDICT FUTURE INVESTMENT RESULTS. To obtain performance data current to the most recent month (availability within 7 business days of the most recent month end), please call us at 1-800-221-3253 or visit our website at www.guardianinvestor.com. Current performance may be higher or lower than the performance quoted here. Investment return and principal value will fluctuate so that an investor's shares, when redeemed may be worth more or less than the original cost.

- It is important to consider the Fund's investment objectives, risks, fees and expenses carefully before investing. All funds involve some risk, including possible loss of principal amount invested.

- The S&P 500 Index is an unmanaged index of 500 primarily large cap U.S. stocks generally considered to be representative of U.S. stock market activity. Index returns are provided for comparative purposes. Please note that the index is unmanaged and not available for direct investment and its returns do not reflect the fees and expenses that have been deducted from the Fund.

- Total return figures are historical and assume the reinvestment of dividends and distributions and the deduction of all Fund expenses. The actual total returns for owners of the variable annuity contracts or variable life insurance policies that provide for investment in the Fund will be lower to reflect separate account and contract/policy charges. The return figures shown do not reflect the deduction of taxes that a contractowner may pay on distributions or redemption of units. Please refer to the Financial Statements, accompanying Notes to Financial Statements, and Financial Highlights sections of this report for specific information about the fees and expenses borne by the Fund.
--------------------------------------------------------------------------------

/ /  Value Line Centurion Fund

SCHEDULE OF INVESTMENTS

June 30, 2004 (Unaudited)



COMMON STOCKS -- 95.0%
Shares                                                                               Value
------------------------------------------------------------------------------------------
AEROSPACE/DEFENSE -- 2.5%
     60,000  Armor Holdings, Inc.*                                            $  2,040,000
    100,000  L-3 Communications Holdings, Inc.                                   6,680,000
                                                                              ------------
                                                                                 8,720,000
------------------------------------------------------------------------------------------
AIR TRANSPORT -- 0.9%
     40,000  FedEx Corp                                                          3,267,600
------------------------------------------------------------------------------------------
BANK -- 0.9%
     60,000  Commerce Bancorp, Inc.                                              3,300,600
------------------------------------------------------------------------------------------
BEVERAGE-SOFT DRINK -- 1.9%
     75,000  Coca-Cola Company (The)                                             3,786,000
     85,000  Cott Corp.*                                                         2,754,000
                                                                              ------------
                                                                                 6,540,000
------------------------------------------------------------------------------------------
BIOTECHNOLOGY -- 1.7%
    104,000  Genentech, Inc.*                                                    5,844,800
------------------------------------------------------------------------------------------
CHEMICAL -- BASIC -- 1.0%
     80,000  du Pont (E.I.) de Nemours & Co.,
               Inc.                                                              3,553,600
------------------------------------------------------------------------------------------
COAL -- 0.5%
     65,000  Massey Energy Co.                                                   1,833,650
------------------------------------------------------------------------------------------
COMPUTER & PERIPHERALS -- 1.8%
    170,000  Dell, Inc.*                                                         6,089,400
------------------------------------------------------------------------------------------
COMPUTER SOFTWARE & SERVICES -- 3.5%
     50,000  Accenture Ltd. Class "A"*                                           1,374,000
     80,000  Adobe Systems, Inc.                                                 3,720,000
    180,000  Cognizant Technology Solutions
               Corp. Class "A"*                                                  4,573,800
     60,000  Symantec Corp.*                                                     2,626,800
                                                                              ------------
                                                                                12,294,600
------------------------------------------------------------------------------------------
DIVERSIFIED COMPANIES -- 2.6%
     60,000  Danaher Corp.                                                       3,111,000
     80,000  Fortune Brands, Inc.                                                6,034,400
                                                                              ------------
                                                                                 9,145,400
------------------------------------------------------------------------------------------
DRUG -- 3.4%
     69,000  Biogen Idec, Inc.*                                                  4,364,250
     72,000  Covance Inc.*                                                       2,777,760
    135,000  Pfizer, Inc.                                                        4,627,800
                                                                              ------------
                                                                                11,769,810
------------------------------------------------------------------------------------------
E-COMMERCE -- 0.3%
    150,000  Sapient Corp.*                                                        901,500
------------------------------------------------------------------------------------------
EDUCATIONAL SERVICES -- 0.9%
     35,000  Apollo Group, Inc. Class "A"*                                       3,090,150
------------------------------------------------------------------------------------------
ELECTRICAL EQUIPMENT -- 2.1%
    125,000  Rockwell Automation, Inc.                                           4,688,750
    100,000  Thomas & Betts Corp.*                                               2,723,000
                                                                              ------------
                                                                                 7,411,750
------------------------------------------------------------------------------------------
ELECTRICAL UTILITY-CENTRAL -- 0.6%
     55,000  TXU Corp.                                                           2,228,050
------------------------------------------------------------------------------------------
ELECTRONICS -- 2.3%
    130,000  Arrow Electronics, Inc.*                                            3,486,600
     50,000  Harman International Industries,
               Inc.                                                              4,550,000
                                                                              ------------
                                                                                 8,036,600
------------------------------------------------------------------------------------------
ENTERTAINMENT -- 1.3%
    140,000  Disney (Walt) Co. (The)                                             3,568,600
     60,000  Radio One, Inc. Class "D"*                                            960,600
                                                                              ------------
                                                                                 4,529,200
------------------------------------------------------------------------------------------
ENTERTAINMENT TECHNOLOGY -- 2.3%
    300,000  Activision, Inc.*                                                   4,770,000
    200,000  Pixelworks, Inc.*                                                   3,064,000
                                                                              ------------
                                                                                 7,834,000
------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------
Shares                                                                               Value
------------------------------------------------------------------------------------------
FINANCIAL SERVICES-DIVERSIFIED -- 3.7%
     72,000  American International Group, Inc.                               $  5,132,160
     37,000  Countrywide Financial Corp.                                         2,599,250
    205,000  MBNA Corp.                                                          5,286,950
                                                                              ------------
                                                                                13,018,360
------------------------------------------------------------------------------------------
FOOD PROCESSING -- 2.0%
    220,000  Archer-Daniels-Midland Co.                                          3,691,600
     80,000  Kellogg Co.                                                         3,348,000
                                                                              ------------
                                                                                 7,039,600
------------------------------------------------------------------------------------------
GROCERY -- 1.4%
     50,000  Whole Foods Market, Inc.                                            4,772,500
------------------------------------------------------------------------------------------
HEALTHCARE INFORMATION SYSTEMS -- 0.4%
     50,000  eResearchTechnology, Inc.*                                          1,400,000
------------------------------------------------------------------------------------------
HOMEBUILDING -- 0.9%
     57,000  Pulte Homes, Inc.                                                   2,965,710
------------------------------------------------------------------------------------------
HOTEL/GAMING -- 2.1%
    100,000  International Game Technology                                       3,860,000
     70,000  Station Casinos, Inc.                                               3,388,000
                                                                              ------------
                                                                                 7,248,000
------------------------------------------------------------------------------------------
HUMAN RESOURCES -- 1.0%
    170,000  Korn/Ferry International*                                           3,292,900
------------------------------------------------------------------------------------------
INDUSTRIAL SERVICES -- 0.3%
     50,000  Navigant Consulting, Inc.*                                          1,072,000
------------------------------------------------------------------------------------------
INSURANCE-PROPERTY/CASUALTY -- 1.5%
    175,000  American Financial Group, Inc.                                      5,349,750
------------------------------------------------------------------------------------------
INTERNET -- 2.4%
    125,000  E*TRADE Financial Corp.*                                            1,393,750
     75,000  eBay, Inc.*                                                         6,896,250
                                                                              ------------
                                                                                 8,290,000
------------------------------------------------------------------------------------------
MEDICAL SERVICES -- 3.9%
     87,000  Aetna Inc.                                                          7,395,000
    112,500  DaVita Inc.*                                                        3,468,375
     34,000  Quest Diagnostics, Inc.                                             2,888,300
                                                                              ------------
                                                                                13,751,675
------------------------------------------------------------------------------------------
MEDICAL SUPPLIES -- 7.5%
     55,000  Fisher Scientific International,
               Inc.*                                                             3,176,250
     30,000  IDEXX Laboratories, Inc.*                                           1,888,200
     90,000  Patterson Dental Co.*                                               6,884,100
    130,000  Stryker Corp.                                                       7,150,000
     80,000  Zimmer Holdings, Inc.*                                              7,056,000
                                                                              ------------
                                                                                26,154,550
------------------------------------------------------------------------------------------
METALS & MINING-DIVERSIFIED -- 1.6%
     70,000  Phelps Dodge Corp.                                                  5,425,700
------------------------------------------------------------------------------------------
NATURAL GAS-DIVERSIFIED -- 2.1%
    115,000  Patina Oil & Gas Corp.                                              3,435,050
    125,000  XTO Energy, Inc.                                                    3,723,750
                                                                              ------------
                                                                                 7,158,800
------------------------------------------------------------------------------------------
OFFICE EQUIPMENT & SUPPLIES -- 1.5%
     25,000  Lexmark International, Inc.*                                        2,413,250
     90,000  Staples, Inc.                                                       2,637,900
                                                                              ------------
                                                                                 5,051,150
------------------------------------------------------------------------------------------
OILFIELD SERVICES/EQUIPMENT -- 1.6%
     75,000  Schlumberger Ltd.                                                   4,763,250
     30,000  Transocean Inc.*                                                      868,200
                                                                              ------------
                                                                                 5,631,450
------------------------------------------------------------------------------------------
PAPER & FOREST PRODUCTS -- 2.2%
    155,000  Georgia-Pacific Corp.                                               5,731,900
     50,000  Potlatch Corp.                                                      2,082,000
                                                                              ------------
                                                                                 7,813,900
------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                              See notes to financial statements.



/ /  Value Line Centurion Fund

SCHEDULE OF INVESTMENTS (CONTINUED)

June 30, 2004 (Unaudited)


------------------------------------------------------------------------------------------
Shares                                                                               Value
------------------------------------------------------------------------------------------
PETROLEUM-INTEGRATED -- 1.1%
     70,000  Kerr-McGee Corp.                                                 $  3,763,900
------------------------------------------------------------------------------------------
PETROLEUM-PRODUCING -- 2.7%
     60,000  Anadarko Petroleum Corp.                                            3,516,000
    135,000  Apache Corp.                                                        5,879,250
                                                                              ------------
                                                                                 9,395,250
------------------------------------------------------------------------------------------
PHARMACY SERVICES -- 4.7%
     90,000  Accredo Health, Inc.*                                               3,505,500
    175,000  CVS Corp.                                                           7,353,500
    155,000  Walgreen Co.                                                        5,612,550
                                                                              ------------
                                                                                16,471,550
------------------------------------------------------------------------------------------
POWER -- 0.6%
     75,000  Headwaters Inc.*                                                    1,944,750
------------------------------------------------------------------------------------------
PRECISION INSTRUMENT -- 1.1%
    125,000  Agilent Technologies, Inc.*                                         3,660,000
------------------------------------------------------------------------------------------
RAILROAD -- 1.5%
    200,000  Norfolk Southern Corp                                               5,304,000
------------------------------------------------------------------------------------------
RETAIL-SPECIAL LINES -- 0.8%
     45,000  Urban Outfitters, Inc.*                                             2,740,950
------------------------------------------------------------------------------------------
RETAIL STORE -- 1.4%
     64,000  Nordstrom, Inc.                                                     2,727,040
     60,000  Penney (J.C.) Co., Inc.                                             2,265,600
                                                                              ------------
                                                                                 4,992,640
------------------------------------------------------------------------------------------
SECURITIES BROKERAGE -- 1.8%
     70,000  Legg Mason, Inc.                                                    6,370,700
------------------------------------------------------------------------------------------
SEMICONDUCTOR -- 1.5%
     75,000  Analog Devices, Inc.                                                3,531,000
     90,000  Motorola, Inc.                                                      1,642,500
                                                                              ------------
                                                                                 5,173,500
------------------------------------------------------------------------------------------
TELECOMMUNICATIONS EQUIPMENT -- 6.6%
    100,000  Andrew Corp.*                                                       2,001,000
    100,000  Broadcom Corp. Class "A"*                                           4,677,000
    205,000  Cisco Systems, Inc.*                                                4,858,500
    150,000  Juniper Networks, Inc.*                                             3,685,500
     76,000  Marvell Technology Group Ltd.*                                      2,029,200
     80,000  QUALCOMM Incorporated                                               5,838,400
                                                                              ------------
                                                                                23,089,600
------------------------------------------------------------------------------------------
TELECOMMUNICATION SERVICES -- 1.4%
    100,000  Nextel Communications, Inc. Class
               "A"*                                                              2,666,000
     81,000  Western Wireless Corp. Class "A"*                                   2,341,710
                                                                              ------------
                                                                                 5,007,710
------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------
Shares                                                                               Value
------------------------------------------------------------------------------------------
THRIFT -- 1.1%
     35,000  Golden West Financial Corp.                                      $  3,722,250
------------------------------------------------------------------------------------------
TOILETRIES/COSMETICS -- 2.1%
     75,000  Avon Products, Inc.                                                 3,460,500
     60,000  Helen of Troy Ltd.*                                                 2,212,200
     70,000  Nu Skin Enterprises, Inc. Class
               "A"                                                               1,772,400
                                                                              ------------
                                                                                 7,445,100
------------------------------------------------------------------------------------------
             TOTAL COMMON STOCKS AND TOTAL
               INVESTMENT SECURITIES -- 95.0%
               (COST $283,234,201)                                             330,908,655
------------------------------------------------------------------------------------------

REPURCHASE AGREEMENTS -- 3.5%
(INCLUDING ACCRUED INTEREST)
Principal
Amount                                                                               Value
------------------------------------------------------------------------------------------
$10,300,000  Collateralized by $10,546,000 U.S.
               Treasury Bonds, 5.25%, due
                                  2/15/29, with a value of
               $10,546,887 (with UBS Warburg
               LLC, 1.22%, dated 6/30/04, due
               7/1/04, delivery value
               $10,300,349)                                                   $ 10,300,349
  2,000,000  Collateralized by $1,675,000 U.S.
               Treasury Notes, 13.875%, due
                                  5/15/11, with a value of
               $2,045,594 (with Morgan Stanley,
                                  1.24%, dated 6/30/04, due
               7/1/04, delivery value
               $2,000,069)                                                       2,000,069
------------------------------------------------------------------------------------------
                                TOTAL REPURCHASE AGREEMENTS
               (COST $12,300,418)                                               12,300,418
------------------------------------------------------------------------------------------
CASH AND OTHER ASSETS LESS LIABILITIES -- 1.5%                                   5,004,536
------------------------------------------------------------------------------------------
NET ASSETS -- 100.0%                                                          $348,213,609
------------------------------------------------------------------------------------------
NET ASSET VALUE PER OUTSTANDING SHARE
  ($348,213,609 / 18,497,862 SHARES
  OUTSTANDING)                                                                $      18.82
------------------------------------------------------------------------------------------

* Non-income producing security.

--------------------------------------------------------------------------------
See notes to financial statements.

/ /  Value Line Centurion Fund

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2004 (Unaudited)
------------------------------------------------------------------------------------------
ASSETS:
  Investment securities, at value (cost
    $283,234,201)                                                             $330,908,655
  Repurchase agreements (cost $12,300,418)                                      12,300,418
  Cash                                                                              36,304
  Receivable for securities sold                                                10,915,569
  Dividends receivable                                                             135,488
  Receivable for capital shares sold                                                 5,011
  Prepaid expense                                                                   28,380
                                                                              ------------
    TOTAL ASSETS                                                               354,329,825
                                                                              ------------

LIABILITIES:
  Payable for securities purchased                                               5,789,665
  Payable for capital shares repurchased                                            35,615
  Accrued expenses:
    Advisory fee                                                                   140,687
    Service and distribution plan fees                                             112,549
    Other                                                                           37,700
                                                                              ------------
    TOTAL LIABILITIES                                                            6,116,216
                                                                              ------------
    NET ASSETS                                                                $348,213,609
                                                                              ============

NET ASSETS CONSIST OF:
  Capital stock, at $1.00 par value (authorized
    50,000,000, outstanding 18,497,862 shares)                                $ 18,497,862
  Additional paid-in capital                                                   289,603,963
  Accumulated net investment loss                                                 (635,649)
  Accumulated net realized loss on investments                                  (6,927,021)
  Net unrealized appreciation of investments                                    47,674,454
                                                                              ------------
    NET ASSETS                                                                $348,213,609
                                                                              ============
NET ASSET VALUE PER OUTSTANDING SHARE
  ($348,213,609 / 18,497,862 shares
  outstanding)                                                                $      18.82
                                                                              ============

STATEMENT OF OPERATIONS


Six Months Ended
June 30, 2004 (Unaudited)
------------------------------------------------------------------------------------------
INVESTMENT INCOME:
  Dividends (Net of foreign withholding taxes of
    $11,554)                                                                   $   945,775
  Interest                                                                          82,363
                                                                               -----------
    Total Income                                                                 1,028,138
                                                                               -----------

EXPENSES:
    Investment advisory fee                                                        874,740
    Service and distribution plan fees                                             699,792
    Auditing and legal fees                                                         29,789
    Custodian fees                                                                  25,102
    Insurance and dues                                                              18,266
    Directors' fees and expenses                                                    10,089
    Other                                                                            6,640
                                                                               -----------
      Total Expenses Before Custody Credits                                      1,664,418
      Less: Custody Credits                                                           (631)
                                                                               -----------
      Net Expenses                                                               1,663,787
                                                                               -----------
  NET INVESTMENT LOSS                                                             (635,649)
                                                                               -----------

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
    Net realized gain                                                           14,130,365
    Change in net unrealized appreciation                                         (657,911)
                                                                               -----------
  NET REALIZED GAIN AND CHANGE IN NET UNREALIZED
    APPRECIATION ON INVESTMENTS                                                 13,472,454
                                                                               -----------
    NET INCREASE IN NET ASSETS FROM OPERATIONS                                 $12,836,805
                                                                               ===========

--------------------------------------------------------------------------------

                                              See notes to financial statements.

/ /  Value Line Centurion Fund

STATEMENT OF CHANGES IN NET ASSETS

                                                                        SIX MONTHS ENDED                  YEAR ENDED
                                                                         JUNE 30, 2004               DECEMBER 31, 2003
                                                                          (UNAUDITED)                      (AUDITED)
                                                                        ----------------            -----------------
OPERATIONS:
  Net investment loss                                                     $   (635,649)                  $   (633,541)
  Net realized gain on investments                                          14,130,365                     48,416,930
  Change in net unrealized appreciation                                       (657,911)                    12,000,159
                                                                          ------------                   ------------
      NET INCREASE IN NET ASSETS FROM OPERATIONS                            12,836,805                     59,783,548
                                                                          ------------                   ------------

CAPITAL SHARE TRANSACTIONS:
  Proceeds from sale of shares                                               6,210,779                     13,366,869
  Cost of shares repurchased                                               (26,268,704)                   (56,366,694)
                                                                          ------------                   ------------
      NET DECREASE FROM CAPITAL SHARE TRANSACTIONS                         (20,057,925)                   (42,999,825)
                                                                          ------------                   ------------
TOTAL (DECREASE) INCREASE IN NET ASSETS                                     (7,221,120)                    16,783,723

NET ASSETS:
Beginning of period                                                        355,434,729                    338,651,006
                                                                          ------------                   ------------
End of period                                                             $348,213,609                   $355,434,729
                                                                          ============                   ============
ACCUMULATED NET INVESTMENT LOSS, AT END OF PERIOD                         $   (635,649)                  $         --
                                                                          ============                   ============

--------------------------------------------------------------------------------
See notes to financial statements.

/ / Value Line Centurion Fund

NOTES TO FINANCIAL STATEMENTS

June 30, 2004 (Unaudited)


1 -- SIGNIFICANT ACCOUNTING POLICIES

Value Line Centurion Fund, Inc. (the "Fund") is an open-end diversified management investment company registered under the Investment Company Act of 1940, as amended, whose primary investment objective is long-term growth of capital. The Fund's portfolio will usually consist of common stocks ranked 1 or 2 for year-ahead performance by The Value Line Investment Survey, one of the nation's major investment advisory services.

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

(A) Security Valuation

Securities listed on a securities exchange are valued at the closing sales price on the date as of which the net asset value is being determined. Securities traded on the NASDAQ Stock Market are valued at the NASDAQ Official Closing Price. In the absence of closing sales prices for such securities and for securities traded in the over-the-counter market, the security is valued at the midpoint between the latest available and representative asked and bid prices. Short-term instruments with maturities of 60 days or less are valued at amortized cost, which approximates market value. Short-term instruments with maturities greater than 60 days, at the date of purchase, are valued at the midpoint between the latest available and representative asked and bid prices, and commencing 60 days prior to maturity such securities are valued at amortized cost. Other assets and securities for which market valuations are not readily available are valued at fair value as the Board of Directors may determine in good faith.

(B) Repurchase Agreements

In connection with transactions in repurchase agreements, the Fund's custodian takes possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to ensure the adequacy of the collateral. In the event of default of the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

(C) Federal Income Taxes

It is the Fund's policy to comply with the requirements of the Internal
Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

(D) Dividends and Distributions

It is the Fund's policy to distribute to its shareholders, as dividends and as capital gains distributions, all the net investment income for the year and all net capital gains realized by the Fund, if any. Such distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. All dividends or distributions will be payable in shares of the Fund at the net asset value on the ex-dividend date. This policy is, however, subject to change at any time by the Board of Directors.

(E) Investments

Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Interest income on investments adjusted for amortization of discount and premium, including original issue discount required for federal income tax purposes, is earned from settlement date and recognized on the accrual basis. Dividend income is recorded on the ex-dividend date.

(F) Representations and Indemnifications.

In the normal course of business the Fund enters into contracts that contain a variety of representations and warranties which provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

2 -- CAPITAL SHARE TRANSACTIONS, DIVIDENDS AND DISTRIBUTIONS

Shares of the Fund are available to the public only through the purchase of certain contracts issued by The

/ / Value Line Centurion Fund

June 30, 2004 (Unaudited)


Guardian Insurance and Annuity Company, Inc. (GIAC). Transactions in capital stock were as follows:

                                         SIX MONTHS ENDED          YEAR ENDED
                                          JUNE 30, 2004           DECEMBER 31,
                                           (UNAUDITED)                2003
                                           ----------              ----------

Shares sold                                   335,367                 806,744
Shares repurchased                         (1,421,083)             (3,514,933)
                                           ----------              ----------
Net decrease                               (1,085,716)             (2,708,189)
                                           ==========              ==========

3 -- PURCHASES AND SALES OF SECURITIES

Purchases and sales of investment securities, excluding short-term investments, were as follows:

                                                         SIX MONTHS
                                                            ENDED
                                                         JUNE 30, 2004
                                                          (UNAUDITED)
                                                         ------------
PURCHASES:
Investment Securities                                    $255,890,548
                                                         ============
SALES:
Investment Securities                                    $276,712,794
                                                         ============

4 -- INCOME TAXES

At June 30, 2004, information on the tax components of capital is as follows: (unaudited)

Cost of investments for tax purposes                     $295,966,278
                                                         ============
Gross tax unrealized appreciation                        $ 49,232,333
Gross tax unrealized depreciation                          (1,989,538)

Net tax unrealized appreciation on
investments                                              $ 47,242,795
                                                         ============
Capital loss carryforward
expires December 31, 2010                                $ (6,495,362)
                                                         ============

Net realized gains/losses differ for financial statement and tax purposes primarily due to differing treatments of wash sales. To the extent future capital gains are offset by capital losses, the Fund does not anticipate distributing any such gains to the shareholders.

5 -- INVESTMENT ADVISORY CONTRACT, MANAGEMENT FEES AND TRANSACTIONS WITH INTERESTED PARTIES

An advisory fee of $874,740 was paid or payable to Value Line, Inc. (the "Adviser"), the Fund's investment adviser, for the six months ended June 30, 2004. This was computed at the rate of 1/2 of 1% of the average daily net assets of the Fund during the period and paid monthly. The Adviser provides research, investment programs, supervision of the investment portfolio and pays costs of administrative services, office space, equipment and compensation of administrative, bookkeeping, and clerical personnel necessary for managing the affairs of the Fund. The Adviser also provides persons, satisfactory to the Fund's Board of Directors, to act as officers and employees of the Fund and pays their salaries and wages. The Fund bears all other costs and expenses.

The Fund has a Service and Distribution Plan (the "Plan") adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940, for the payment of certain expenses incurred by Value Line Securities, Inc. (the "Distributor"), a wholly-owned subsidiary of the Adviser, in advertising, marketing and distributing the Fund's shares and for servicing the Fund's shareholders at an annual rate of 0.40% of the Fund's average daily net assets. For the six months ended June 30, 2004, fees amounting to $699,792 were paid or payable to the Distributor under this plan.

For the six months ended June 30, 2004, the Fund's expenses were reduced by $631 under a custody credit arrangement with the Custodian.

Certain officers and directors of the Adviser and Value Line Securities,


Inc. (the "Distributor" and a registered broker/dealer) are also officers and directors of the Fund. During the six months ended June 30, 2004 the Fund paid brokerage commissions totaling $347,575 to the Distributor which clears its transactions through unaffiliated brokers.

                                  PROXY VOTING

     A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge upon request by calling 1-800-243-2729 or on the SEC's website (http://www.sec.gov). Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is also available on the SEC's website at http://www.sec.gov or at the Fund's website at http://vlfunds.com.

/ / Value Line Centurion Fund

FINANCIAL HIGHLIGHTS

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD:

                                          SIX MONTHS
                                             ENDED                YEARS ENDED DECEMBER 31, (AUDITED)
                                         JUNE 30, 2004   ----------------------------------------------------
                                          (UNAUDITED)      2003       2002       2001       2000       1999
                                         --------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD...    $  18.15      $  15.19   $  19.71   $  27.25   $  36.09   $  30.44
                                           --------      --------   --------   --------   --------   --------

INCOME FROM INVESTMENT OPERATIONS:
  Net investment (loss) income.........        (.03)         (.03)      (.01)       .05        .04        .03
  Net gains (losses) on securities
    (both realized and unrealized).....         .70          2.99      (4.51)     (4.48)     (3.69)      8.13
                                           --------      --------   --------   --------   --------   --------
  Total from investment operations.....         .67          2.96      (4.52)     (4.43)     (3.65)      8.16
                                           --------      --------   --------   --------   --------   --------

LESS DISTRIBUTIONS:
  Dividends from net investment
    income.............................          --            --         --       (.04)      (.03)      (.09)
  Distributions from net realized
    gains..............................          --            --         --      (3.00)     (5.16)     (2.42)
  Tax return of capital................          --            --         --       (.07)        --         --
                                           --------      --------   --------   --------   --------   --------
  Total distributions..................          --            --         --      (3.11)     (5.19)     (2.51)
                                           --------      --------   --------   --------   --------   --------
NET ASSET VALUE, END OF PERIOD.........    $  18.82      $  18.15   $  15.19   $  19.71   $  27.25   $  36.09
                                           --------      --------   --------   --------   --------   --------
TOTAL RETURN**.........................        3.69%+       19.49%    (22.93)%   (16.35)%   (12.47)%    28.23%
                                           --------      --------   --------   --------   --------   --------

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (in
    thousands).........................    $348,214      $355,435   $338,651   $523,803   $733,303   $971,372
  Ratio of expenses to average net
    assets(1)..........................         .95%*         .99%       .76%       .59%       .59%       .59%
  Ratio of net investment (loss) income
    to average net assets..............       (0.36)%*      (0.19)%    (0.06)%     0.20%      0.12%      0.08%
  Portfolio turnover rate..............         .77%+         129%       126%       141%        76%        64%


** Total returns do not reflect the effects of charges deducted under the terms of GIAC's variable contracts. Including such charges would reduce the total returns for all periods shown.

(1) Ratio reflects expenses grossed up for custody credit arrangement. The ratio of expenses to average net assets net of custody credits would not have changed.

+ Not Annualized.

* Annualized.

Item 2.   Code of Ethics.
-------   ---------------
          Not applicable.

Item 3.   Audit Committee Financial Expert.
-------   ---------------------------------

          Not applicable.

Item 10.  Controls and Procedures.
--------  ------------------------

          (a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Act (17 CFR 270.30a-3(c) ) based on their evaluation of these controls and procedures as of the date within 90 days of filing date of this report, are appropriately designed to ensure that material information relating to the registrant is made known to such officers and are operating effectively.

          (b) The registrant's principal executive officer and principal financial officer have determined that there have been no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including corrective actions with regard to significant deficiencies and material weaknesses.

Item 11.  Exhibits.
--------  ---------

          (a) Certifications of principal executive officer and principal financial officer of the registrant.

                                   SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


By /s/ Jean B. Buttner
   --------------------------
   Jean B. Buttner, President


Date: August 31, 2004
      ---------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Jean B. Buttner
    -------------------------------------------------------
    Jean B. Buttner, President, Principal Executive Officer


By: /s/ David T. Henigson
    -------------------------------------------------------------------------
    David T. Henigson, Vice President, Treasurer, Principal Financial Officer


Date: August 31, 2004
      ---------------